Share-based payments - Disclosure of Indirect Measurement of Fair Value of Goods or Services Received, Founders' Warrants, Warrants, and Free Shares Granted During Period (Details)
€ / shares in Units, € in Thousands
								12 Months Ended
	Jun. 22, 2022 EUR (€) € / shares	Apr. 20, 2021 EUR (€) € / shares	Mar. 17, 2020 EUR (€) € / shares	Mar. 29, 2019 EUR (€) € / shares	Jul. 27, 2018 EUR (€) € / shares	Jan. 07, 2017 EUR (€) € / shares	Feb. 02, 2016 EUR (€) € / shares	Dec. 31, 2025 EUR (€) shares	Dec. 31, 2024 EUR (€) shares	Dec. 31, 2023 EUR (€) shares	Dec. 31, 2025 uSDollarPerEuro
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of awards outstanding (in shares) | shares								4,985,304	4,936,540	4,172,089
Expense for the year								€ 3,540	€ 4,298	€ 3,222
BSPCE
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of awards outstanding (in shares) | shares								296,100	467,067	557,367
Expense for the year								€ 0	€ 0	€ 18
BSPCE 2016 Ordinary
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of awards outstanding (in shares) | shares								66,850
Share price (in euros) | € / shares							€ 14.46
Exercise price (in euro per share) | € / shares							€ 14.46
Risk-free rate							0.32%
Yield							0.00%
Value of initial plan (in thousands of euros)							€ 1,080
Expense for the year								€ 0	0	0
BSPCE 2016 Ordinary | Tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility							59.00%
BSPCE 2016 Ordinary | Tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility							62.00%
BSPCE 2016 Ordinary | Tranche three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility							60.00%
BSPCE 2016 Ordinary | Tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maturity (in years)							5 years 6 months
BSPCE 2016 Ordinary | Tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maturity (in years)							6 years
BSPCE 2016 Ordinary | Tranche three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maturity (in years)							6 years 6 months
BSPCE 2016 Performance
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of awards outstanding (in shares) | shares								55,200
Share price (in euros) | € / shares							€ 14.46
Exercise price (in euro per share) | € / shares							€ 14.46
Volatility							59.00%
Maturity (in years)							5 years
Risk-free rate							0.19%
Yield							0.00%
Value of initial plan (in thousands of euros)							€ 1,212
Expense for the year								€ 0	0	18
BSPCE 2017 Ordinary
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of awards outstanding (in shares) | shares								94,050
Share price (in euros) | € / shares						€ 15.93
Exercise price (in euro per share) | € / shares						€ 15.93
Risk-free rate						0.23%
Yield						0.00%
Value of initial plan (in thousands of euros)						€ 1,000
Expense for the year								€ 0	0	0
BSPCE 2017 Ordinary | Tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility						58.00%
BSPCE 2017 Ordinary | Tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility						61.00%
BSPCE 2017 Ordinary | Tranche three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility						59.00%
BSPCE 2017 Ordinary | Tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maturity (in years)						5 years 6 months
BSPCE 2017 Ordinary | Tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maturity (in years)						6 years
BSPCE 2017 Ordinary | Tranche three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maturity (in years)						6 years 6 months
BSPCE 2017 P
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of awards outstanding (in shares) | shares								80,000
Share price (in euros) | € / shares						€ 15.93
Exercise price (in euro per share) | € / shares						€ 15.93
Volatility						59.00%
Maturity (in years)						5 years
Risk-free rate						0.11%
Yield						0.00%
Value of initial plan (in thousands of euros)						€ 622
Expense for the year								€ 0	€ 0	€ 0
BSPCE 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of awards outstanding (in shares) | shares								174,050	177,050	178,100
Share price (in euros) | € / shares						€ 15.93
Exercise price (in euro per share) | € / shares						€ 15.93
Volatility						59.00%
Maturity (in years)						5 years
Risk-free rate						0.11%
Yield						0.00%
Value of initial plan (in thousands of euros)						€ 627
Expense for the year								€ 0	€ 0	€ 0
BSPCE 2017 P
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price (in euros) | € / shares						€ 15.93
Exercise price (in euro per share) | € / shares						€ 15.93
Volatility						59.00%
Maturity (in years)						5 years
Risk-free rate						0.11%
Yield						0.00%
Value of initial plan (in thousands of euros)						€ 94
Expense for the year								€ 0	€ 0	€ 0
BSA
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of awards outstanding (in shares) | shares								56,251	141,251	151,251
Expense for the year								€ 0	€ 0	€ 0
BSA 2018-2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of awards outstanding (in shares) | shares								5,820	5,820	5,820
Share price (in euros) | € / shares					€ 16.10
Exercise price (in euro per share) | € / shares					€ 16.10
Volatility					38.00%
Maturity (in years)					4 years 9 months 18 days
Yield					0.00%
Value of initial plan (in thousands of euros)					€ 1
Expense for the year								€ 0	€ 0	€ 0
BSA 2018-2 | Tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free rate					0.70%
BSA 2018-2 | Tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free rate					0.10%
BSA 2019-1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of awards outstanding (in shares) | shares								18,000	18,000	18,000
Share price (in euros) | € / shares				€ 11.66
Exercise price (in euro per share) | € / shares				€ 11.66
Volatility				37.00%
Yield				0.00%
Value of initial plan (in thousands of euros)				€ 24
Expense for the year								€ 0	€ 0	€ 0
BSA 2019-1 | Tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free rate				0.16%
BSA 2019-1 | Tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free rate				0.50%
BSA 2019-1 | Tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maturity (in years)				9 years 9 months 18 days
BSA 2019-1 | Tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maturity (in years)				9 years 10 months 24 days
BSA 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of awards outstanding (in shares) | shares								18,000	18,000	18,000
Share price (in euros) | € / shares			€ 6.59
Exercise price (in euro per share) | € / shares			€ 6.59
Volatility			38.00%
Maturity (in years)			10 years
Yield			0.00%
Value of initial plan (in thousands of euros)			€ 19
Expense for the year								€ 0	€ 0	€ 0
BSA 2020 | Tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free rate			(0.13%)
BSA 2020 | Tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free rate			(0.07%)
BSA 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of awards outstanding (in shares) | shares								14,431	14,431	14,431
Share price (in euros) | € / shares		€ 13.47
Exercise price (in euro per share) | € / shares		€ 13.47
Volatility		39.10%
Maturity (in years)		10 years
Risk-free rate		0.27%
Yield		0.00%
Value of initial plan (in thousands of euros)		€ 44
Expense for the year								€ 0	€ 0	€ 0
OSA
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding in share-based payment arrangement (in shares) | shares								4,632,953	3,512,302	2,336,175
Expense for the year								€ 2,652	€ 2,047	€ 941
AGA
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of awards outstanding (in shares) | shares								0	815,920	1,127,296
Expense for the year								€ 888	€ 2,252	€ 2,264
AGA 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price (in euros) | € / shares		€ 13.60
Exercise price (in euro per share) | € / shares		€ 0.00
Yield		0.00%
Value of initial plan (in thousands of euros)		€ 4,869
Expense for the year								€ 0	€ 0	€ 694
AGA 2021 | Tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free rate		0.63%
AGA 2021 | Tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free rate		0.59%
AGA 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of awards outstanding (in shares) | shares								0	0	293,776
Share price (in euros) | € / shares	€ 3.68
Exercise price (in euro per share) | € / shares	€ 0.00
Yield	0.00%
Value of initial plan (in thousands of euros)	€ 1,092
Expense for the year								€ 0	€ 253	€ 530
AGA 2022 | Tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free rate	0.95%
AGA 2022 | Tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free rate	1.46%
AGA 2023 - P1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of awards outstanding (in shares) | shares								0	392,460	400,960
Share price (in euros) | € / shares	€ 4.87
Exercise price (in euro per share) | € / shares	€ 0
Yield	0.00%
Value of initial plan (in thousands of euros)	€ 2,071
Expense for the year								€ 446	€ 959	€ 497
AGA 2023 - P1 | Tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free rate	3.00%
AGA 2023 - P1 | Tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free rate	3.20%
AGA 2023 - P2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of awards outstanding (in shares)								0	423,460	432,560	0
Share price (in euros) | € / shares	€ 4.87
Exercise price (in euro per share) | € / shares	€ 0.00
Yield	0.00%
Value of initial plan (in thousands of euros)	€ 2,130
Expense for the year								€ 442	€ 1,040	€ 543
AGA 2023 - P2 | Tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free rate	3.00%
AGA 2023 - P2 | Tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free rate	3.20%